Consolidated Statement of Profit or Loss - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	₺ 17,026,401	₺ 14,100,863	₺ 12,769,415
Revenue from financial services	605,663	184,698
Total revenue	17,632,064	14,285,561	12,769,415
Cost of revenue	(11,073,465)	(9,166,384)	(7,769,483)
Cost of revenue from financial services	(276,709)	(70,223)
Total cost of revenue	(11,350,174)	(9,236,607)	(7,769,483)
Gross profit	5,952,936	4,934,479	4,999,932
Gross profit from financial services	328,954	114,475
Total gross profit	6,281,890	5,048,954	4,999,932
Other income	74,438	78,569	44,454
Selling and marketing expenses	(2,005,420)	(1,910,947)	(1,901,859)
Administrative expenses	(645,196)	(721,849)	(625,279)
Other expenses	(773,329)	(312,801)	(270,446)
Operating profit	2,932,383	2,181,926	2,246,802
Finance income	1,090,449	1,064,794	756,039
Finance costs	(1,413,315)	(1,237,593)	(799,514)
Net finance costs	(322,866)	(172,799)	(43,475)
Profit before income tax	2,609,517	2,009,127	2,203,327
Income tax expense	(571,758)	(423,160)	(667,112)
Profit from continuing operations	2,037,759	1,585,967	1,536,215
(Loss)/profit from discontinued operations (attributable to owners of the Company)		(42,164)	367,336
Profit for the year	2,037,759	1,543,803	1,903,551
Profit for the year is attributable to:
Owners of the Company	1,979,129	1,492,088	2,067,654
Non-controlling interests	58,630	51,715	(164,103)
Profit for the year	₺ 2,037,759	₺ 1,543,803	₺ 1,903,551
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 0.90	₺ 0.68	₺ 0.94
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 0.90	0.70	0.77
Basic and diluted earnings/(losses) per share for profit /(loss) from discontinued operations attributable to owners of the Company (in full TL)		₺ (0.02)	₺ 0.17